Financial and capital risks management (Movements of Level 3 fair value measurements) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Financial and capital risks management [line items]
Beginning of the year	¥ 314,839,739 [1]
Movement:
End of the year	396,589,511
At fair value [member]
Financial and capital risks management [line items]
Beginning of the year	2,199,036
Movement:
End of the year	1,202,462
At fair value [member] | Contingent consideration [member]
Movement:
End of the year	859,547
At fair value [member] | Level 3 [member]
Financial and capital risks management [line items]
Beginning of the year	0
Movement:
End of the year	859,547
At fair value [member] | Level 3 [member] | Contingent consideration [member]
Financial and capital risks management [line items]
Beginning of the year	0
Movement:
Gains on fair value changes	859,547
End of the year	859,547
Total gains for the period included in profit or loss for assets held at the end of the reporting period	¥ 859,547

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.